Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue (including related party amounts of $0, $261,284, and $0 for the years ended June 30, 2026, 2025, and 2024, respectively)	$ 64,315,354	$ 61,120,888	$ 57,911,843
Total costs of revenues	(10,978,777)	(11,513,474)	(10,741,863)
Gross margin	53,336,577	49,607,414	47,169,980
Operating expenses:
Research and development (including related party amounts of $118,847, $303,628, and $0 for the years ended June 30, 2026, 2025, and 2024, respectively)	(12,229,811)	(13,216,521)	(9,994,900)
General and administrative	(7,384,954)	(6,677,524)	(6,814,920)
Communications and marketing	(5,800,219)	(3,193,312)	(1,831,820)
Total operating expenses	(25,414,984)	(23,087,357)	(18,641,640)
Income from operations	27,921,593	26,520,057	28,528,340
Non-operating income (expense):
Interest income	7,087,314	6,119,535	4,812,098
Other income (expense), net	456,914	(138,096)	367,521
Foreign exchange (loss) gain	(2,750,486)	591,407	(487,076)
Income before income tax expense	32,715,335	33,092,903	33,220,883
Income tax expense	(9,537,501)	(9,970,039)	(9,874,709)
Net income	$ 23,177,834	$ 23,122,864	$ 23,346,174
Net income per share (basic):	$ 0.46	$ 0.46	$ 0.47
Net income per share (diluted):	$ 0.46	$ 0.46	$ 0.46
Weighted-average shares outstanding used in computing net income per share, basic	50,009,944	50,076,045	49,834,035
Weighted-average shares outstanding used in computing net income per share, diluted	50,746,879	50,380,016	51,026,714
Comprehensive income:
Net income	$ 23,177,834	$ 23,122,864	$ 23,346,174
Foreign currency translation adjustment	8,786,350	(841,143)	(723,699)
Total comprehensive income	$ 31,964,184	$ 22,281,721	$ 22,622,475